CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares
IfrsStatementLineItems [Line Items]
Revenue | ₪			₪ 395,637	₪ 338,245	₪ 311,978
Cost of sales | ₪			271,784	240,032	237,645
Gross profit | ₪			123,853	98,213	74,333
Operating costs and expenses
Selling expenses | ₪			55,490	43,823	42,090
General and administrative expenses | ₪			21,067	16,686	15,839
Other Income | ₪				(69)	(361)
Operating costs and expenses | ₪			76,557	60,440	57,568
Operating profit | ₪			47,296	37,773	16,765
Finance Income | ₪			20,966	(7,212)	17,937
Finance expense | ₪			3,016	(2,256)	3,769
Finance Income (expense), net | ₪			17,950	(4,956)	14,168
Profit before taxes on Income | ₪			65,246	32,817	30,933
Taxes on Income | ₪			(13,735)	(7,850)	(5,910)
Net Income | ₪			₪ 51,511	₪ 24,967	₪ 25,023
Earnings per share:
Basic/ diluted earnings per share | ₪ / shares			₪ 3.9	₪ 1.89	₪ 1.89
Shares used in computation of basic/ diluted EPS | shares		13,217,017	13,217,017	13,240,913	13,240,913
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Revenue | $	[1]	$ 114,478
Cost of sales | $	[1]	78,641
Gross profit | $	[1]	35,837
Operating costs and expenses
Selling expenses | $	[1]	16,056
General and administrative expenses | $	[1]	6,096
Other Income | $	[1]
Operating costs and expenses | $	[1]	22,152
Operating profit | $	[1]	13,685
Finance Income | $	[1]	6,067
Finance expense | $	[1]	873
Finance Income (expense), net | $	[1]	5,194
Profit before taxes on Income | $	[1]	18,879
Taxes on Income | $	[1]	(3,975)
Net Income | $	[1]	$ 14,904
Earnings per share:
Basic/ diluted earnings per share | $ / shares	[1]	$ 1.13
Shares used in computation of basic/ diluted EPS | shares	[1]	13,217,017	13,217,017

[1]	Convenience Translation into US Dollars.